Pension and Postretirement Expense Level 4 (Details) - Weighted Average Allocations of Plan Assets	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	39.00%	54.00%
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	19.00%	9.00%
Defined Benefit Plan, Target Plan Asset Allocations	21.00%
Debt Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	60.00%	45.00%
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Debt Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	81.00%	91.00%
Defined Benefit Plan, Target Plan Asset Allocations	79.00%
Other Investments [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	1.00%
Defined Benefit Plan, Target Plan Asset Allocations	10.00%